Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 — Subsequent Events

Management of the Company evaluated events that have occurred after the balance sheet dates through the date these condensed consolidated financial statements were issued.

Merger Agreement

On November 6, 2025, the Company entered into the Merger Agreement, by and among the Company, Merger Sub and Corvex, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Corvex, with Corvex continuing as a wholly-owned subsidiary of Movano and the surviving company of the Merger.

Under the Exchange Ratio formula in the Merger Agreement, based upon a valuation for Corvex of $250.0 million, and a valuation for the Company of $10.0 million, upon the closing of the Merger (the “Closing”), on a pro forma basis and prior to taking into account (1) shares issuable by the Company pursuant to the Series A Subscription Agreement and the ChEF Purchase Agreement and (2) shares issuable by Corvex in connection with the Corvex Concurrent Financing, based upon the number of shares of Company common Stock expected to be issued in the Merger, pre-Merger Corvex stockholders would own approximately 96.2% of the combined company and pre-Merger Company stockholders would own approximately 3.8% of the combined company, in each case, on a fully-diluted basis (excluding out-of-the money options and warrants). Under the Exchange Ratio formula in the Merger Agreement, the relative ownership of the combined company by pre-Merger Corvex stockholders and pre-Merger Company stockholders will be adjusted to take into account funds raised in the Series A Purchase Agreement, the ChEF Purchase Agreement and the Corvex Concurrent Financing (based on a $6.25 post-Closing per share value). In addition, the Merger Agreement includes an earnout provision under which Corvex’s current stockholders and option holders would receive additional shares upon (1) the Company’s volume weighted average share price exceeding $15.00 per share for 20 of any 30 consecutive trading days on or before the fifth anniversary of the Closing and (2) the Company’s volume weighted average share price exceeding $25.00 per share for 20 of any 30 consecutive trading days on or before the seventh anniversary of the Closing. On a pro forma basis assuming all such shares are issued and prior to taking into account shares issuable pursuant to the Series A Purchase Agreement, the ChEF Purchase Agreement and the Corvex Concurrent Financing, pre-Merger Corvex stockholders would own approximately 96.9% of the combined company and pre-Merger Company stockholders would own approximately 3.1% of the combined company, in each case, on a fully-diluted basis (excluding out-of-the money options and warrants). In addition, pursuant to the Merger Agreement, the relative ownership of the combined company by pre-Merger Corvex stockholders and pre-Merger Company stockholders is subject to adjustment in the event that the Company’s liabilities at Closing exceed $5.0 million or its expenditures through Closing exceed an agreed-upon budget.

Pursuant to the Merger Agreement, prior to Closing, the Company is permitted to market for sale its current operating assets and to the extent it is able to sell such assets and realize net proceeds after paying the balance due under the Loan Agreement (as defined below), and satisfying certain other reserve requirements, Movano is permitted to distribute such net proceeds to pre-merger Movano stockholders at Closing.

Series A Stock Financing

On November 6, 2025, the Company filed a Certificate of Designations (the “Certificate of Designations”) with the Secretary of State of the State of Delaware establishing a class of Company preferred stock to be designated as Series A Preferred Stock, par value $0.0001 per share (the “Series A Stock”). On November 6, 2025, the Company entered into a Preferred Stock Subscription Agreement (the “Series A Subscription Agreement”), with the investors party thereto (the “Series A Purchasers”), pursuant to which, the Company sold 3,000 shares of Series A Stock to the Series A Purchasers for a purchase price per share equal to $1,000 and an aggregate purchase price of $3,000,000.

The Series A Stock will automatically convert into shares of Company common stock upon the Closing, unless earlier converted or redeemed in accordance with the terms of the Certificate of Designations. The number of shares of Company common stock to which a holder of Series A Stock shall be entitled to receive upon conversion shall be equal to the Stated Value (as defined in the Certificate of Designations) of the Series A Stock being converted plus accrued and unpaid dividends divided by $5.50 (with any fractional shares being rounded up to the nearest whole share). The terms of the Series A Stock include a beneficial ownership limitation pursuant to which the Company is not permitted to effect any conversion of Series A Stock held by a holder to the extent that after giving effect to such issuance the holder and its affiliates would beneficially own in excess of 19.99% of the outstanding shares of common stock, unless stockholder approval has been obtained prior thereto as required under the rules and regulations of Nasdaq.

ChEF Equity Facility

On November 6, 2025, the Company entered into a ChEF purchase agreement (the “ChEF Purchase Agreement”) and CHEF registration rights agreement (the “ChEF Registration Rights Agreement”), each with Chardan Capital Markets LLC (“Chardan”) related to a “ChEF,” Chardan’s committed equity facility.

Pursuant to the ChEF Purchase Agreement, the Company has the right from time to time to sell to Chardan up to the lesser of (i) $1,000,000,000 in aggregate gross purchase price of newly issued shares of Company common stock, and (ii) the Exchange Cap (as defined below), subject to certain conditions and limitations set forth in the ChEF Purchase Agreement. The Company is under no obligation to sell any securities to Chardan under the ChEF Purchase Agreement. Sales of Company common stock to Chardan under the ChEF Purchase Agreement, and the timing of any sales, will be determined by the Company from time to time, subject to prior written consent by Corvex prior to the Closing. Under the applicable rules and regulations of Nasdaq, in no event may the Company issue to Chardan under the ChEF Purchase Agreement more than 19.99% of the shares of the Company common stock outstanding immediately prior to the execution of the ChEF Purchase Agreement (the “Exchange Cap”), unless the Company’s stockholders have approved the issuance of Company common stock pursuant to the ChEF Purchase Agreement in excess of the Exchange Cap in accordance with the applicable rules and regulations of Nasdaq or such approval is not required in accordance with the applicable rules and regulations of Nasdaq or otherwise because the average price of all applicable sales of Company common stock to Chardan pursuant to the ChEF Purchase Agreement equals or exceeds $5.30 per share, which represents the “Nasdaq Minimum Price” as of the date of the execution of the ChEF Purchase Agreement.

Amendments to Bridge Loan (Related Party)

On November 3, 2025, the Company entered into an amendment (the “First Amendment”) to the Bridge Loan (See Note 5). The First Amendment provided for an extension of the maturity date of the Bridge Loan to November 5, 2025.

On November 6, 2025, the Company entered into a second amendment to the Bridge Loan (the “Second Amendment”). The Second Amendment provides for an extension of the maturity date of the Bridge Loan to March 31, 2026 in exchange for the Company’s agreeing that upon any sale or other disposition of all or substantially all the Company’s assets prior to closing of the Merger, it will be obligated to repay the $1.5 million principal of the Bridge Loan, plus any other outstanding obligations plus a $3.0 million repayment premium. The Second Amendment further provides that if the outstanding obligations under the Bridge Loan are not satisfied prior to Closing, the Company’s intellectual property and other assets associated with its business prior to Closing will be transferred to the Lender in full satisfaction of such obligations. As a result, the remaining unamortized original issue discount will be amortized using the effective interest method over the amended term ending March 31, 2026. The effective interest rate as of the modification date was approximately 111.64%. No additional proceeds were received in connection with either amendment.

Cancellation of RSUs and Grant of Options

On October 1, 2025, the Company granted 51,258 RSUs to employees in lieu of salary for the period from October 1, 2025, to December 31, 2025. The Company also granted 10,549 RSUs to Directors in lieu of cash compensation for the period from October 1, 2025, to December 31, 2025. The awards were to be converted into shares on the earlier of (a) the date of a Change of Control, (b) promptly following the date of grantee’s separation of service, and (c) December 31, 2025. See Note 10 for a description of RSUs granted to Company employees and directors during previous periods in lieu of cash compensation.

On November 5, 2025, the Company cancelled all 171,806 RSUs previously granted to employees and all 40,849 RSUs previously granted to directors, in each case in lieu of cash compensation, and, as replacement therefor, issued 238,992 Nonqualified Stock Options (“NSOs”) to employees and 61,250 NSOs to directors which vest immediately on the grant date. The Company also granted an additional 80,000 NSOs to employees and 61,000 NSOs to directors, which vest immediately on the grant date. The grants covered a total of 441,242 shares of common stock, at an exercise price of $1.25 per share. The replacement awards increased the fair value of the awards held by the employees and directors by $0.4 million, which will be recognized as additional compensation expense in fiscal year 2025. Total share-based compensation cost as of the issuance date of the NSOs was $1.9 million.